Employee benefits - Summary of fair value of plan assets (Detail) - Plan assets [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt instruments categorized by issuers' credit rating:
US government bonds	$ 0	$ 5,438
Cash and cash equivalents	4,578	154
Total	$ 4,578	$ 5,592